Convertible Note Hedge and Warrant Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Convertible Note Call Options [Member]	Sep. 30, 2010 Convertible Note Call Options [Member]	Dec. 31, 2010 Convertible Note Warrants [Member]	Sep. 30, 2010 Convertible Note Warrants [Member]
Forward Contract Indexed to Issuer's Equity [Line Items]
Option Indexed to Issuer's Equity, Indexed Shares					40.1
Option Indexed to Issuer's Equity, Strike Price				8.61		11.59
Forward Contract Indexed to Issuer's Equity, Indexed Shares							40.1
Purchase of call options	$ 0	$ 0	$ 69.0
Proceeds from Issuance of Warrants	0	0	32.7
Proceeds from settlement of call options	0	369.5	0
Payments for Repurchase of Warrants	0	298.4	0
Adjustments To Additional Paid In Capital Settlement Of Options and Warrants, Net		$ 71.1